Basic and diluted net loss per share (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of basic and diluted net loss per share

	For the year ended December 31,
(SEK in thousands)	2025	2024
Loss attributable to shareholders	(1,721,676)	(967,611)
Weighted average number of common shares for basic and diluted loss per share	43,483,470	40,666,082
Basic and diluted net loss per share	(39.59)	(23.79)

Schedule of antidilutive shares

	For the year ended December 31,
	2025	2024
Employee share options	1,419,355	1,153,020
Series A preference shares	20,762,302	20,762,302
Series B preference shares	24,173,854	24,173,854
Series C preference shares	23,438,522	15,135,490
Convertible debenture	-	-
Employee share purchase warrants	16,351,965	9,470,134
Non-employee share purchase warrants	6,854,065	6,854,065
Total antidilutive shares	93,000,063	77,548,865